Stock-Based Compensation - Schedule of of Stock-based Compensation Expense Recognized for all Stock-based Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	$ 1,434	$ 49,843
Cost of sales [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	1,446	557
General and administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	1,143	19,353
Sales and marketing [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	(7,982)	27,278
Research and development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	$ 6,827	$ 2,655